CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Amounts due to related parties	¥ 54,493	¥ 3,836
Deferred revenue, current	876,861	906,480
Accrued expenses and other current liabilities	515,623	350,446
Promissory notes, current	361,888	0
Convertible debt, non-current		499,192
Notes payable, non-current		162,658
Derivative liability, non-current	¥ 63,942	¥ 18,218
Ordinary shares, authorized | shares	1,000,000,000	100,000,000
Ordinary shares, issued | shares	188,627,228	100,000,000
Ordinary shares, outstanding | shares	165,038,164	100,000,000
VIE
Amounts due to related parties	¥ 3,199	¥ 3,836
Deferred revenue, current	862,043	906,480
Accrued expenses and other current liabilities	490,696	345,100
Promissory notes, current	¥ 190,000
Convertible debt, non-current		¥ 150,200